Employee Benefit Plan, Schedule, Delinquent Participant Contribution (Details) - EBP 06-0383750-100 [Member] $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Entity Tax Identification Number	06-0383750
EBP, Plan Number	100
EBP, Schedule of Delinquent Participant Contribution, Not Corrected	$ 0
EBP, Schedule of Delinquent Participant Contribution, Corrected Outside VFCP	20
EBP, Schedule of Delinquent Participant Contribution, Pending Correction in VFCP	0
EBP, Schedule of Delinquent Participant Contribution, Transferred Late to Plan	$ 20